Goodwill and Intangible Assets - Schedule of Finite-Lived and Indefinite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying	$ 4,069,896	$ 4,037,677	$ 4,024,729
Finite-lived intangible assets, gross carrying	2,589,896	2,557,677	2,544,729
Accumulated amortization	1,000,431	857,081	666,373
Accumulated impairment charge	580,000	580,000	580,000
Finite-lived intangible assets, Net Carrying Value	1,589,465	1,700,596	1,878,356
Net carrying value	$ 2,489,465	$ 2,600,596	$ 2,778,356
Client Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	14 years	14 years	14 years
Finite-lived intangible assets, gross carrying	$ 2,440,404	$ 2,408,573	$ 2,398,544
Accumulated amortization	929,243	798,153	626,387
Finite-lived intangible assets, Net Carrying Value	$ 1,511,161	$ 1,610,420	$ 1,772,157
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	8 years	8 years	8 years
Finite-lived intangible assets, gross carrying	$ 133,232	$ 132,844	$ 129,925
Accumulated amortization	62,306	52,485	36,743
Finite-lived intangible assets, Net Carrying Value	$ 70,926	$ 80,359	$ 93,182
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years	5 years	5 years
Finite-lived intangible assets, gross carrying	$ 10,160	$ 10,160	$ 10,160
Accumulated amortization	5,481	3,957	1,925
Finite-lived intangible assets, Net Carrying Value	$ 4,679	$ 6,203	$ 8,235
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years	5 years	5 years
Finite-lived intangible assets, gross carrying	$ 6,100	$ 6,100	$ 6,100
Accumulated amortization	3,401	2,486	1,318
Finite-lived intangible assets, Net Carrying Value	2,699	3,614	4,782
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible, gross carrying	1,480,000	1,480,000	1,480,000
Indefinite-lived intangible, accumulated amortization	0	0	0
Indefinite-lived intangible, accumulated impairment Charge	580,000	580,000	580,000
Indefinite-lived intangible, net carrying value	$ 900,000	$ 900,000	$ 900,000